UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.5%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates, Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1             $       2,611,865   $      2,604,404
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                     1,076,481          1,076,901
Series 2003-4, Cl. 1A1, 2.301%, 9/25/17 2                                  1,899,239          1,900,304
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2003-B, Cl. A2, 1.28%, 3/15/06                        1,419,981          1,419,353
-----------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                        3,940,000          3,925,068
-----------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-2, Cl. AF1, 2.28%,
5/25/33 2                                                                    739,190            739,597
-----------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan
Pass-Through Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 1          5,000,000            450,625
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                       4,800,000          4,794,572
-----------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 0.678%, 8/15/25 1,3                            4,550,157              1,422
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                                     5,800,000          5,840,552
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                     9,420,000          9,393,322
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                      6,273,076          6,252,545
-----------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                            2,143,004          2,139,048
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1,
Cl. A2, 1.60%, 7/20/06                                                       534,819            534,192
-----------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
Cl. A, 4.68%, 7/25/07 1,2                                                      7,730              5,798
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                     1,101,477          1,108,083
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        137,814            137,305
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.331%, 11/25/34 1,2                                2,591,698          2,592,895
-----------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A3, 3.76%, 6/15/06                           815,657            817,713
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                     1,468,684          1,469,503
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                        178,753            178,795
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        137,172            136,756
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                      4,780,000          4,769,638
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                          4,650,000          4,631,291
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2, 1.11%, 12/20/05                       2,581,120          2,580,625
-----------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                             3,460,000          3,448,436
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                    7,599,774          7,567,147
                                                                                        ------------------
Total Asset-Backed Securities (Cost $79,827,792)                                             70,515,890
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.6%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--60.9%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--60.1%
Federal Home Loan Mortgage Corp.:
5%, 9/1/33                                                                    25,279             25,048
5%, 12/1/34 4                                                             70,450,000         69,591,355
5.50%, 12/1/34 4                                                          23,893,000         24,184,208
6%, 7/1/24-9/1/24 4                                                       13,229,671         13,715,903
7%, 3/1/31-11/1/33                                                        39,092,126         41,510,035
7%, 12/1/34 4                                                             37,772,000         40,061,928
7.50%, 9/1/12-2/1/32                                                       1,863,867          1,986,460
8%, 4/1/16                                                                 3,302,580          3,511,040
9%, 8/1/22-5/1/25                                                            767,188            859,500
11.50%, 6/1/20                                                                56,989             64,106
12.50%, 7/1/19                                                               212,195            239,704
13%, 8/1/15                                                                  183,365            208,031
14%, 1/1/11                                                                   64,301             73,586
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Series 2196, Cl. GB, 8%, 3/15/30                                             848,051            914,218
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                                                                      183,606            183,736
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                         1,476,417          1,489,274
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        3,554,517          3,688,474
Series 2080, Cl. Z, 6.50%, 8/15/28                                         2,282,697          2,349,160
Series 2387, Cl. PD, 6%, 4/15/30                                           4,712,962          4,899,645
Series 2392, Cl. PV, 6%, 12/15/20                                          9,952,000         10,321,076
Series 2410, Cl. NE, 6.50%, 9/15/30                                        2,338,406          2,368,754
Series 2423, Cl. PD, 6.50%, 11/15/30                                       2,312,713          2,322,438
Series 2466, Cl. PD, 6.50%, 4/15/30                                        1,545,252          1,555,211
Series 2498, Cl. PC, 5.50%, 10/15/14                                         693,385            700,463
Series 2500, Cl. FD, 2.59%, 3/15/32 2                                      2,075,422          2,089,782
Series 2526, Cl. FE, 2.49%, 6/15/29 2                                      2,579,860          2,590,713
Series 2551, Cl. FD, 2.49%, 1/15/33 2                                      2,087,420          2,102,091
Series 2551, Cl. TA, 4.50%, 2/15/18                                        1,277,779          1,277,493
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 2.988%, 2/1/28 5                                       1,014,128            195,904
Series 195, Cl. IO, (2.531)%, 4/1/28 5                                    14,450,911          3,096,406
Series 200, Cl. IO, 2.615%, 1/1/29 5                                       1,238,794            241,965
Series 205, Cl. IO, 0.229%, 9/1/29 5                                       6,978,052          1,364,917
Series 206, Cl. IO, (21.209)%, 12/1/29 5                                   1,986,196            379,307
Series 2074, Cl. S, 11.916%, 7/17/28 5                                     1,279,632            157,418
Series 2079, Cl. S, 10.618%, 7/17/28 5                                     1,997,364            254,835
Series 2526, Cl. SE, 20.014%, 6/15/29 5                                    3,416,881            291,628
Series 2819, Cl. S, 18.338%, 6/15/34 5                                    30,998,256          2,701,055
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp./Government National Mortgage
Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 28,
Cl. PG, 6.875%, 2/25/23                                                    3,805,849          3,834,566
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 12/1/19 4                                                          25,649,000         25,480,691
5%, 1/1/17-7/1/17                                                         22,449,574         22,812,144
5.50%, 2/1/33-3/1/34                                                      47,489,530         48,151,028
5.50%, 12/1/19-12/1/34 4                                                  76,033,000         77,278,293
6%, 9/1/24-12/1/34 4                                                      23,530,268         24,300,811
6.50%, 11/1/28-10/1/30                                                     2,493,916          2,624,077
6.50%, 12/1/34 4                                                          25,911,000         27,190,356
7%, 8/1/29-8/1/34                                                         39,062,638         41,491,740
7%, 1/1/34 4                                                              79,435,000         84,275,610
7.50%, 2/1/27                                                              2,197,528          2,361,159
8%, 12/1/22                                                                  109,202            119,081
8.50%, 7/1/32                                                                465,049            505,031
11%, 7/1/16                                                                   93,795            104,901
11.50%, 11/1/15-11/17/20                                                     603,651            681,773
13%, 11/1/12                                                                  10,461             11,506
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                        10,000,000         10,834,893
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                            274,603            284,086
Trust 1998-63, Cl. PG, 6%, 3/25/27                                         1,339,190          1,346,447
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                      1,503,778          1,513,399
Trust 2001-50, Cl. NE, 6%, 8/25/30                                         2,555,641          2,590,564
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         2,434,067          2,486,062
Trust 2001-72, Cl. NH, 6%, 4/25/30                                         1,999,608          2,072,157
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           846,884            860,413
Trust 2002-50, Cl. PD, 6%, 9/25/27                                         1,872,969          1,877,115
Trust 2002-52, Cl. FD, 2.68%, 9/25/32 2                                    2,715,260          2,727,110
Trust 2002-77, Cl. WF, 2.528%, 12/18/32 2                                  3,379,791          3,399,127
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                      3,977,302          3,987,641
Trust 2003-81, Cl. PA, 5%, 2/25/12                                         1,481,183          1,487,923
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T4, Cl. IO, (10.235)%, 7/25/41 1,5                             13,801,099            491,338
Trust 2002-28, Cl. SA, 18.303%, 4/25/32 5                                  1,869,773            165,073
Trust 2002-38, Cl. SO, 22.175%, 4/25/32 5                                  2,868,323            234,041
Trust 2002-39, Cl. SD, 13.824%, 3/18/32 5                                  3,031,541            314,306
Trust 2002-48, Cl. S, 16.341%, 7/25/32 5                                   3,071,822            284,721
Trust 2002-52, Cl. SL, 16.77%, 9/25/32 5                                   1,913,757            181,571
Trust 2002-53, Cl. SK, 13.724%, 4/25/32 5                                  1,890,985            210,486
Trust 2002-56, Cl. SN, 19.023%, 7/25/32 5                                  4,197,415            389,593
Trust 2002-77, Cl. IS, 18.044%, 12/18/32 5                                 4,886,773            537,690
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, (1.181)%, 5/1/23 5                                       5,147,715          1,026,122
Trust 240, Cl. 2, 4.674%, 9/1/23 5                                         3,193,000            680,641
Trust 252, Cl. 2, 10.526%, 11/1/23 5                                       2,351,310            528,476
Trust 254, Cl. 2, (1.602)%, 1/1/24 5                                       3,381,270            714,228
Trust 303, Cl. IO, 3.974%, 11/1/29 5                                       2,007,772            399,995
Trust 321, Cl. 2, (1.294)%, 3/1/32 5                                       8,950,524          1,872,767
Trust 324, Cl. 2, (6.365)%, 6/1/32 5                                       6,883,574          1,442,188
Trust 333, Cl. 2, 3.34%, 3/1/33 5                                          2,959,932            685,318
Trust 2001-63, Cl. SD, 19.99%, 12/18/31 5                                  2,806,630            282,558
Trust 2001-68, Cl. SC, 18.896%, 11/25/31 5                                 2,074,458            210,734
Trust 2001-81, Cl. S, 17.004%, 1/25/32 5                                   2,354,097            282,986
Trust 2002-9, Cl. MS, 16.042%, 3/25/32 5                                   3,484,287            356,194
Trust 2002-52, Cl. SD, 13.287%, 9/25/32 5                                  2,715,260            285,599
Trust 2002-77, Cl. SH, 22.884%, 12/18/32 5                                 2,729,807            278,798
                                                                                        ------------------
                                                                                            652,111,994
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.8%
Government National Mortgage Assn.:
3.375%, 4/20/17                                                               66,587             67,261
6.50%, 11/15/23-12/15/23                                                     208,904            221,584
7%, 1/15/28-1/20/30                                                        1,808,521          1,924,779
7.25%, 12/15/05                                                                  280                282
7.50%, 10/15/06-11/15/26                                                   1,470,743          1,588,031
8%, 6/15/06-8/15/28                                                          572,065            623,406
8.25%, 4/15/08                                                                12,665             13,503
8.50%, 1/15/06-12/15/17                                                    1,177,681          1,299,016
9%, 9/15/08-5/15/09                                                           39,592             42,892
9.50%, 7/15/18-12/15/19                                                       65,171             73,649
10%, 8/15/17-8/15/19                                                         161,706            180,823
10.50%, 2/15/13-5/15/21                                                      695,150            780,508
11%, 10/20/19-7/20/20                                                        496,910            559,015
11.50%, 2/15/13                                                               15,114             16,989
12%, 12/15/12-3/15/14                                                          7,135              8,142
12.50%, 1/15/14-11/15/14                                                     135,834            155,404
13%, 4/15/11-12/15/14                                                         19,959             22,464
13.50%, 5/15/11-1/15/13                                                       17,672             20,455
14%, 6/15/11                                                                   4,728              5,488
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 9.267%, 3/16/28 5                                   2,424,496            277,030
Series 1998-19, Cl. SB, 11.121%, 7/16/28 5                                 4,109,042            513,094
                                                                                        ------------------
                                                                                              8,393,815
-----------------------------------------------------------------------------------------------------------
PRIVATE--10.7%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--9.9%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1996-MD6, Cl. A2, 7.64%, 11/13/29 2                                 3,000,000          3,249,447
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                   5,000,000          5,315,431
-----------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     8,315,336          8,534,741
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                     6,168,936          6,413,769
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    4,498,411          4,501,607
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                    3,904,635          3,892,860
-----------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
9.156%, 6/22/24 5                                                         52,727,609          1,995,740
-----------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SP GA, Cl. B, 6.662%,
8/13/18                                                                   10,767,000         11,974,601
-----------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                    3,080,000          3,318,489
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                      2,441,288          2,589,921
-----------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 8.048%,
1/17/34 5                                                                180,109,254          3,214,788
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                      10,000,000         11,463,172
-----------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                       723,130            666,410
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34 4                        7,847,527          8,045,733
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                      3,480,000          3,771,016
-----------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                           10,000,000         10,987,778
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                    8,181,000          9,404,322
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Interest-Only Pass-Through Certificates, Series 2002-AL1, Cl. AIO,
10.788%, 3/25/33 5                                                        24,094,189          3,693,829
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-W, Cl. A2, 4.641%, 11/25/34                       4,866,587          4,872,103
                                                                                        ------------------
                                                                                            107,905,757
-----------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                          2,500,000          2,567,362
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32         4,326,376          3,810,643
-----------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 2IO, (17.53)%, 6/15/25 5                    17,589,247            430,462
-----------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Collateralized Mtg.
Obligations, Series 2000-1, Cl. M3, 3.931%, 1/25/40 2                      1,707,247          1,718,370
                                                                                        ------------------
                                                                                              8,526,837
                                                                                        ------------------
Total Mortgage-Backed Obligations (Cost $768,969,530)                                       776,938,403
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--53.3%
Federal Home Loan Bank Unsec. Bonds, Series S906, 3.50%, 8/15/06 6        20,000,000         20,129,620
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                           36,620,000         40,842,286
6.875%, 9/15/10                                                           10,100,000         11,499,709
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                            10,000,000          9,967,410
3.01%, 6/2/06                                                             11,400,000         11,363,383
4.25%, 7/15/07                                                            40,880,000         41,762,926
6.375%, 6/15/09                                                           29,200,000         32,154,894
6.625%, 9/15/09                                                            2,400,000          2,674,457
7.25%, 1/15/10                                                            41,900,000         48,064,454
7.25%, 5/15/30 6                                                           8,655,000         10,771,338
-----------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips,
6.28%, 1/15/21 7                                                          18,500,000          7,854,379
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                          16,600,000         17,584,529
Series A, 6.79%, 5/23/12                                                  61,107,000         69,769,467
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                            7,408,000          7,799,239
6.875%, 8/15/25                                                           15,740,000         19,417,383
7.25%, 5/15/16                                                             4,325,000          5,352,019
9.25%, 2/15/16                                                            39,850,000         56,325,504
11.25%, 2/15/15                                                            1,450,000          2,262,397
STRIPS, 4.90%, 2/15/16 7                                                  24,460,000         14,406,989
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:                                                       13,500,000         13,277,993
1.50%, 3/31/06
1.875%, 12/31/05                                                           5,600,000          5,552,534
2.50%, 9/30/06                                                            42,725,000         42,376,193
2.75%, 7/31/06-8/15/07                                                    70,446,000         70,093,174
3.625%, 7/15/09                                                           17,400,000         17,380,982
                                                                                        ------------------
Total U.S. Government Obligations (Cost $571,015,121)                                       578,683,259
-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.2%
United States (Government of) Gtd. Israel Aid Bonds, 5.50%,
12/4/23 (Cost $13,000,580)                                                13,050,000         13,380,687
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.0%
Undivided interest of 7.15% in joint
repurchase agreement (Principal Amount/Value
$462,887,000, with a maturity value of
$462,912,587) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$33,117,831 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $472,958,882
(Cost $33,116,000)                                                        33,116,000         33,116,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,465,929,023)                               135.6%    1,472,634,239
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (35.6)     (386,955,912)
                                                                     -------------------------------------
Net Assets                                                                      100.0% $  1,085,678,327
                                                                     =====================================

Footnotes to Statement of Investments
1. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $15,532,532, which represents 1.43% of the Fund's net assets.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issue is in default.
4. When-issued security or forward commitment to be delivered and settled after November 30, 2004.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $30,663,801 or 2.82% of the Fund's net assets as of November 30, 2004.
6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $8,235,572. As of November 30, 2004, the Fund had outstanding future contracts as follows:


                                                                     UNREALIZED
 CONTRACT        EXPIRATION     NUMBER OF      VALUATION AS OF     APPRECIATION
 DESCRIPTION          DATES     CONTRACTS    NOVEMBER 30, 2004    (DEPRECIATION)
--------------------------------------------------------------------------------
CONTRACTS TO
PURCHASE

U.S. Long Bonds     3/21/05           410      $    45,151,250     $   (892,006)

U.S. Long Bonds    12/20/04           434           48,214,688         (958,634)
                                                                   -------------
                                                                     (1,850,640)
                                                                   -------------
CONTRACTS TO
SELL

U.S. Treasury
Nts., 2 yr.        12/30/04           919          193,234,109        1,116,167
U.S. Treasury
Nts., 5 yr.        12/20/04            99           10,862,156          143,417
U.S. Treasury
Nts., 5 yr.         3/21/05            43            4,679,609           18,987
U.S. Treasury
Nts., 10 yr.       12/20/04           305           33,993,203          545,470
U.S. Treasury
Nts., 10 yr.        3/21/05           258           28,573,500          297,345
                                                                   -------------
                                                                      2,121,386
                                                                   -------------
                                                                   $    270,746
                                                                   =============
7. Zero coupon bond reflects effective yield on the date of purchase.

As of November 30, 2004, the Fund had entered into the following interest rate swap contracts:

                                              FIXED RATE PAID             FLOATING RATE
        SWAP                NOTIONAL              BY THE FUND      RECEIVED BY THE FUND      TERMINATION          UNREALIZED
COUNTERPARTY                  AMOUNT         AT NOV. 30, 2004          AT NOV. 30, 2004             DATE        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.    $1,000,000                    1.61%                    1.895%           4/2/06         $    16,235

Index abbreviation is as follows:

LIBOR    London-Interbank Offered Rate

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,466,259,518
                                              ===============

Gross unrealized appreciation                 $   22,999,415
Gross unrealized depreciation                    (16,624,694)
                                              ---------------

Net unrealized appreciation                   $    6,374,721
                                              ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)     Exhibits attached hereto. (Attach certifications as exhibits)